Shareholders' equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5: Capital Stock

On April 17, 2012, the Company issued 20,000,003 common shares valued at $160,000 to Art Agolli in exchange for all of his interest in a letter of intent with Sonoro Energy Ltd.

On April 18, 2012, concurrent with his resignation as a director of the Company, Gerhard Schlombs surrendered 22,500,000 common shares. No compensation was paid to Mr. Schlombs for the cancellation of his shares.

On May 16, 2012 the Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held. The Company’s share transactions disclosed in the financial statements have been restated retroactively to reflect the forward stock split for all periods presented.

During the quarter ended September 30, 2012, the Company sold 680,000 common shares and 680,000 warrants exercisable to purchase one half (1/2) of one share of common stock at an exercise price of $0.50 per share, exercisable over one year from the purchase date. Gross proceeds received by the Company were $170,000.

Note 5 - Shareholders’ equity

Common stock

The par value per share is 2,605 Albanian Leks, or approximately $25.64.

Sonoro Energy Ltd. received 60,000 common shares from the Company in exchange for Sonoro Energy’s heavy oil technology license as of December 31, 2011.

Albnafta Shpk received 195 shares as of December 31, 2011 in exchange for $117,067 cash contributions as of that date, and no additional shares in 2012.